OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2016
Leases [Abstract]
Minimum contractual future revenues to be received on time charters
The minimum contractual future revenues to be received on time charters in respect of vessels owned and operated as of December 31, 2016, were as follows:

Year ending December 31
(in thousands of $)
2017	9,235
2018 and thereafter	3,618
Total	12,853

Future minimum rental payments under non-cancellable operating leases
The future minimum rental payments under our non-cancellable operating leases are as follows:

Year ending December 31	Total
(in thousands of $)
2017	23,711
2018	1,273
2019	1,130
2020	1,130
2021	1,130
Total minimum lease payments (1)	28,374

(1) The above table includes operating lease charter-hire payments to Golar Partners relating to the Option Agreement entered into in connection with the disposal of the Golar Grand in November 2012. In the event that the charterer did not renew or extend its charter beyond February 2015, Golar Partners had the option to require us to charter the vessel through to October 2017. Golar Partners exercised this option in February 2015 (see note 31).